CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES	12 Months Ended
Mar. 31, 2025
Disclosure of accounting judgements and estimates [abstract]
CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES [Text Block]

3. CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES

The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires the Company's management to make judgements, estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and related notes. Although these estimates are based on management's best knowledge of the amount, event or actions, actual results may differ from those estimates and these differences could be material.

The areas which require management to make significant judgements, estimates and assumptions in determining carrying values include, but are not limited to:

Inventory

Judgement is required in determining whether net realizable value should be evaluated on a product by product basis or if products cannot be evaluated separately from other products in inventory and should be grouped with similar products. A provision for obsolete inventory is established based on materials on hand that can no longer be used for customer orders based on a review of historical and forecast sales, as well as a technical review to see if such materials are still viable.

The carrying value of raw materials includes a significant quantity of graphene oxide inventory, whose valuation is based on estimated market prices due to the absence of active market transactions. Management has assessed the net realizable value using external input from industry sources.

Expected credit loss allowance and provision

The Company determines an expected credit loss allowance for trade receivables based on the estimated expected lifetime credit loss, considering the actual credit loss in prior years and forward-looking estimates of expected collections. This estimate varies depending on the nature of the trade receivables, the majority of which are associated with the health sciences business; however, also includes receivables from government agencies. The loss allowance is reviewed on a quarterly basis and any change in estimate is accounted for prospectively. Collectivity of customer balances classified as trade receivables may vary from the Company's estimation. The Company also assesses the expected credit loss of non-trade financial assets, such as the loan receivable which is secured by property mortgages, to determine if an allowance is required.

Impairment (impairment reversal) of exploration and evaluation assets

While assessing whether any indications of impairment or impairment reversal exist for exploration and evaluation assets, consideration is given to both external and internal sources of information. Information the Company considers includes changes in the market, economic and legal environment in which the Company operates that are not within its control that could affect the recoverable amount of exploration and evaluation assets. Internal sources of information include the manner in which exploration and evaluation assets are being used or are expected to be used and indications of expected economic performance of the assets.

Impairment (impairment reversal) of property and equipment

Judgements are required to assess when internal or external indicators of impairment or impairment reversal exist, and impairment testing is required. Management considers internal and external sources of information including forecasted sales, cashflows and expected production volumes. judgement is required to assess these internal and external factors when determining if the carrying amount of an asset is impaired, or in the case of a previously impaired asset, whether the carrying amount of the asset has been restored.

Share-based payments

Management determines costs for share-based payments using market-based valuation techniques. The fair value of the market-based and performance-based share awards are determined at the date of grant using generally accepted valuation techniques. Assumptions are made and judgement used in applying valuation techniques. These assumptions and judgements include estimating the future volatility of the stock price, expected dividend yield, future employee turnover rates and future employee stock option exercise behaviors and corporate performance. Such judgements and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates.

Contingencies

By their nature, contingencies will only be resolved when one or more future events transpire. The assessment of contingencies inherently involves estimating the outcomes of future events. The Company has disclosed its disputes and was required to exercise judgement in assessing the recorded amounts.